CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Operating activities:
Net loss	$ (50,763,942)	¥ (349,027,476)	¥ (184,662,871)	¥ (232,720,922)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities
Allowance (reversals) for doubtful accounts	(176,782)	(1,215,464)	1,908,399	47,846
Share-based compensation	38,669,904	265,874,927	62,527,098	78,304,903
Change in fair value of a convertible loan	5,017,796	34,499,858	43,006,399
Depreciation and amortization	2,746,182	18,881,376	9,746,569	5,187,772
Investment income	(669,311)	(4,601,849)	(2,315,536)	(370,118)
Unrealized foreign exchange loss	15,785	108,528	219,885	4,445,782
Loss on disposal of property and equipment	33,121	227,720	4,697
Write-down of inventory	2,654,993	18,254,406	0	0
Interest income from restricted cash	(114,865)	(789,751)
Changes in operating assets and liabilities:
Accounts receivable	(6,228,968)	(42,827,269)	8,307,152	(19,215,134)
Inventories	(10,531,692)	(72,410,646)	(21,444,209)	(37,322,088)
Prepayments and other current assets	(2,846,392)	(19,570,371)	24,498,743	(10,954,173)
Other non-current assets	(18,937)	(130,199)
Accounts payable	18,140,997	124,728,425	53,119,693	48,615,385
Advances from customers	(4,072,072)	(27,997,528)	35,169,999	5,648,819
Deferred revenue	422,234	2,903,070	5,143,914	4,854,147
Warranty-non current	760,831	5,231,091	5,682,222	3,518,056
Accrued expenses and other current liabilities	8,092,578	55,640,518	39,151,124	26,905,991
Net cash (used in)/provided by operating activities	1,131,460	7,779,366	80,063,278	(123,053,734)
Investing activities:
Cash paid for purchase of property and equipment	(4,656,808)	(32,017,882)	(23,244,485)	(10,320,052)
Prepayments for land use rights	(1,793,274)	(12,329,652)
Purchase of intangible assets	(1,300,544)	(8,941,893)
Purchase of term deposits	(13,895,844)	(95,540,873)
Cash received from redemption of term deposits	11,001,207	75,638,800
Cash paid for purchase of short-term investments	(190,240,710)	(1,308,000,000)	(412,000,000)	(110,000,000)
Cash received from sale of short-term investments	185,819,482	1,277,601,849	379,315,536	60,370,118
Net cash used in investing activities	(15,066,491)	(103,589,651)	(55,928,949)	(59,949,934)
Financing activities:
Proceeds from issuance of Class A Ordinary Shares upon IPO, net of underwriting commissions and discounts of RMB30,599,667	59,128,563	406,538,433
Payment of issuance cost of Class A Ordinary Shares in connection with IPO	(2,921,897)	(20,089,502)
Cash paid for repurchase of Ordinary Shares	(611,204)	(4,202,335)
Issuance of Restricted Ordinary Shares				3,355
Restricted cash paid as collateral for short-term bank borrowings			(66,288,600)	(64,713,277)
Proceeds from a convertible loan				115,808,672
Proceeds from short-term bank borrowings	29,085,594	199,978,003	118,701,147	112,795,310
Repayment for short-term bank borrowings	(27,377,530)	(188,234,207)	(49,997,837)	(49,834,330)
Net cash provided by financing activities	80,777,047	555,382,588	2,414,710	225,011,777
Effect of foreign currency exchange rate changes on cash	(364,921)	(2,509,037)	(5,673,424)	2,061,790
Net increase in cash	66,477,095	457,063,266	20,875,615	44,069,899
Cash at the beginning of the year	16,289,190	111,996,325	91,120,710	47,050,811
Cash at the end of the year	82,766,285	569,059,591	111,996,325	91,120,710
Supplemental information
Interest paid	1,113,620	7,656,695	3,117,410	2,189,011
Payable for issuance cost of Class A Ordinary Shares in connection with IPO	(455,333)	(3,130,639)
Series A1 Redeemable Convertible Preferred Shares
Financing activities:
Proceeds from issuance of Redeemable Convertible Preferred Shares			¥ 43,068,820	43,068,820
Series A-3 Redeemable Convertible Preferred Shares
Financing activities:
Proceeds from issuance of Redeemable Convertible Preferred Shares				¥ 67,883,227
Series B Redeemable Convertible Preferred Shares
Financing activities:
Proceeds from issuance of Redeemable Convertible Preferred Shares	$ 23,473,521	¥ 161,392,196